SUBSEQUENT EVENTS (Details) (Subsequent Event [Member], USD $) In Thousands, unless otherwise specified	Apr. 30, 2013
Subsequent Event [Member]
Subsequent Event [Line Items]
Value of loans held under stand still agreement	$ 7,500